Cash	12 Months Ended
Sep. 30, 2013
Cash and Cash Equivalents [Abstract]
Cash
Cash

The significant components of cash are as follows:

	September 30, 2012	September 30, 2013
Cash	$16,063	$6,216
Restricted cash	3,076	5,242
	$19,139	$11,458

As at September 30, 2013, restricted cash includes $666 (September 30, 2012 - $635) of funds held by a financial institution as security related to banking arrangements and $4,575 (September 30, 2012 - $2,441) advanced from third-party lenders in excess of consumer loans written to customers.